RECOVERABLE TAXES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Tax Receivables and Payables [Line Items]
IRPJ/CSLL – prepayments and withheld taxes	R$ 706,048	R$ 227,464
PIS/COFINS – on acquisitions of property, plant and equipment (1)	128,631	187,126
PIS/COFINS – operations	567,872	789,667
PIS/COFINS – exclusions from ICMS (2)	324,819	405,407
ICMS – on acquisitions of property, plant and equipment (3)	472,382	471,825
ICMS – operations (4)	1,889,151	1,654,162
Reintegra program (5)	58,790	70,610
Other taxes and contributions	119,406	64,444
Provision for loss on ICMS credits (6)	(1,775,113)	(1,581,961)	R$ (1,452,435)
Tax Assets	2,491,986	2,288,744
Recoverable taxes	1,546,287	1,109,619
Recoverable taxes	R$ 945,699	R$ 1,179,125